LONG TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2023
Borrowing costs Abstract [Abstract]
Disclosure of detailed information about borrowings
The following table outlines the terms and carrying amounts of the Company’s debt:

Description	Currency	Nominal Interest Rate	Year of Maturity	September 30, 2023	December 31, 2022
				(in millions)
2018 Tool Equipment Purchase and Lease Financing	USD	SOFR + 1.60%	2023	$—	$19
2019 Tool Equipment Purchase and Lease Financing	USD	SOFR+ 1.75%	2024	42	85
2019 USD Dresden Equipment Financing	USD	SOFR + 1.75%	2024	36	36
2020 USD Equipment Financing	USD	SOFR + 1.90%	2025	60	59
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 1.75%	2026	13	13
USD Term Loan A	USD	SOFR + 2.90%	2025	31	—
EUR Term Loan A	EUR	EURIBOR + 2.60%	2025	4	—
Various	EUR, USD	Various	2024-2026	13	11
Current total				$199	$223

2019 Tool Equipment Purchase and Lease Financing	USD	SOFR + 1.75%	2024	—	21
2019 USD Dresden Equipment Financing	USD	SOFR + 2.25%	2026	91	108
2020 USD Equipment Financing	USD	SOFR + 1.90%	2025	49	93
USD Term Loan A	USD	SOFR + 2.90%	2025	618	649
EUR Term Loan A	EUR	EURIBOR + 2.60%	2025	83	89
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 1.75%	2026	376	387
2021 SGD EDB Loan	SGD	1.40%	2041	950	923
Various	EUR, USD	Various	2024-2027	14	18
Noncurrent total				$2,181	$2,288
Total				$2,380	$2,511
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity necessary to fund operations:

(in millions)	September 30, 2023	December 31, 2022

Revolving Credit Facility	$1,011	$1,012
SGD EDB Loan	—	42
Uncommitted Credit Facilities(1)	41	64
Total	$1,052	$1,118

(1) Subject to lender approval before draw-down or being usable.